Offerings	May 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	4,166,666.67
Proposed Maximum Offering Price per Unit	24.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(a) The Registrant previously paid a registration fee of $13,810.00 in connection with the initial filing of the Registration Statement on Form S-1 on April 17, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a). (b) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock
Amount Registered | shares	59,722,221.33
Proposed Maximum Offering Price per Unit	24.00
Maximum Aggregate Offering Price	$ 1,433,333,311.92
Amount of Registration Fee	$ 197,943.33
Offering Note	(a) The Registrant previously paid a registration fee of $197,943.33 in connection with the filing of the Registration Statement on Form S-1 on May 4, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act.